UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Aerospace & Defense - 3.2%	Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
	4.73% - 5.26%, 3/31/14	$ 144		$ 134,900
Hawker Beechcraft Acquisition Co. LLC Term Loan B,
	4.696%, 3/31/14		2,473	2,314,888
	IAP Worldwide Services, Inc. First Lien Term Loan,
	9%, 12/20/12		1,465	1,206,194
	Vought Aircraft Industries, Inc. Term Loan,
	5.37%, 12/22/11		1,629	1,579,753
	Vought Aircraft Industries, Inc. Tranche B Line of Credit
	Deposit, 7.82%, 12/22/10		320	301,067

				5,536,802

Airlines - 0.5%	US Airways Group, Inc. Term Loan B,
	4.883%, 3/22/14		990	671,220
	United Air Lines, Inc. Term Loan B,
	4.689% - 4.938%, 1/30/14		356	272,069

				943,289

Auto Components - 3.4%	Allison Transmission Term Loan B,
	5.34% - 7.90%, 8/07/14		2,994	2,742,179
	Dana Corp. Term Loan B, 6.75% - 6.88%, 1/31/15		1,496	1,412,554
	Delphi Automotive Systems Term Loan,
	8.50%, 12/31/08		771	757,357
	GPX International Tire Corp. Term Loan B,
	10.10% - 12.60%, 4/06/12		899	628,982
	Metaldyne Corp. Letter of Credit,
	5.17% - 6.50%, 1/15/12		57	45,216
	Metaldyne Corp. Term Loan B, 6.50%, 1/15/14		392	307,471

				5,893,759

Beverages - 0.2%	Culligan International Second Lien Term Loan,
	8.484%, 4/24/13	EUR	500	388,936

Biotechnology - 0.3%	Talecris Biotherapeutics, Inc. First Lien Term Loan,
	6.57%, 11/13/14	$ 497		452,708

Building Products - 1.0%	Building Material Corp. of America First Lien Term
	Loan, 5.688%, 2/22/14		2,000	1,787,500

Capital Markets - 0.3%	RiskMetrics Group, Inc. Term Loan, 4.946%, 1/15/14		484	468,624

Chemicals - 6.2%	BOC Edwards Ltd. Term Loan B, 4.644%, 5/21/14		496	389,556
	GenTek, Inc. First Lien Term Loan,
	4.75% - 4.80%, 2/28/11		1,277	1,191,114
	Huish Detergents, Inc. First Lien Term Loan,
	4.70% - 6.83%, 4/15/14		744	659,169
	ISP Chemco Term Loan B, 4.125% - 4.563%, 5/25/14		496	471,127
	Ineos Group Plc Term Loan B, 4.885%, 2/20/15		500	457,500
	Ineos Group Plc Term Loan C, 5.385%, 2/20/14		500	457,500
	PQ Corp. First Lien Term Loan, 8.61% 5/29/15		2,000	1,875,000

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Rockwood Specialties Group, Inc. Tranche D Term Loan,
	4.399%, 12/10/12	$ 3,361		$ 3,211,138
	Viridian Group Plc Term Loan,
	8.526% - 9.621%, 12/21/12	GBP	1,000	1,750,624
	Wellman, Inc. Second Lien Term Loan,
	9.989%, 2/10/10 (a)(f)	$ 2,000		460,000

				10,922,728

Commercial Services & Supplies -	Amsted Industries, Inc. Term Loan B,
3.4%	4.72% - 6.84%, 3/28/13		1,216	1,179,158
	ARAMARK Corp. Letter of Credit, 5.198%, 1/30/14		53	49,421
	ARAMARK Corp. Term Loan B, 4.571%, 1/30/14		829	777,913
	Brickman Group, Inc. Term Loan, 4.696%, 1/30/14		495	464,062
	Camelbak Products LLC First Lien Term Loan,
	6.60%, 8/04/11		621	524,652
	Jason, Inc. Term Loan B, 4.998%, 4/30/10		488	426,614
	John Maneely Co. Term Loan B,
	5.966% - 8.499%, 12/15/13		672	625,842
	Metokote Corp. Second Lien Term Loan,
	6.25% - 7.84%, 11/27/11		120	111,867
	Synagro Technologies, Inc. Term Loan B,
	4.69% - 4.70%, 3/31/14		993	853,550
	West Corp. Term Loan, 5.021% - 6.093%, 10/31/13		988	913,108

				5,926,187

Communications Equipment -	Alltel Corp. Term Loan B2, 5.55%, 5/16/15		249	231,155
1.3%	Alltel Corp. Term Loan B3, 5.248%, 5/18/15		2,243	2,079,241

				2,310,396

Computers & Peripherals - 1.5%	Intergraph Corp. Term Loan, 5.271% - 7.081%, 5/15/14		419	402,466
	Intergraph Corp. Term Loan, 7.87% - 8.646%, 11/15/14		500	481,875
	Reynolds and Reynolds Co. First Lien Term Loan,
	4.383%, 10/31/12		1,792	1,711,313

				2,595,654

Construction & Engineering -	BakerCorp Term Loan C, 4.935% - 5.521%, 5/15/14		495	455,400
0.5%	Brand Energy & Infrastructure Services, Inc. Term
	Loan B, 5% - 5.375%, 2/15/15		493	426,282

				881,682

Construction Materials - 0.6%	Headwaters, Inc. Term Loan B-1,
	5.17% - 6.89%, 4/30/11		1,077	1,025,426

Containers & Packaging - 2.8%	Anchor Glass Container Corp. Term Loan B,
	4.631%, 5/03/13		1,108	1,094,300
	Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14		580	405,825
	Graham Packaging Co. LP Term Loan B,
	5% - 7.438%, 4/15/11		990	944,213
Graphic Packaging International Corp. Term Loan B,
	5.349% - 5.484%, 5/16/14		2,000	1,928,000

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	Smurfit-Stone Container Corp. Term Loan B,
	4.875% - 7.125%, 11/01/11	$ 215	$ 207,579
	Smurfit-Stone Container Corp. Term Loan C,
	4.875% - 7.125%, 11/01/11	408	394,310

			4,974,227

Diversified Consumer Services -	Coinmach Laundry Corp. Term Loan B,
1.0%	6.07% - 7%, 11/15/14	2,000	1,770,000

Diversified Financial Services -	Chrysler Financial Corp. First Lien Term Loan, 8.99%,
1.5%	8/03/12	1,995	1,791,056
	J.G. Wentworth Manufacturing Term Loan B,
	7.093%, 4/15/14	1,000	787,500

			2,578,556

Electrical Equipment - 0.3%	Generac Power Systems, Inc. First Lien Term Loan,
	5.184%, 11/15/13	690	560,242

Energy Equipment & Services -	Dresser, Inc. First Lien Term Loan,
1.6%	4.881% - 5.219%, 5/15/14	982	938,534
	Dresser, Inc. Second Lien Term Loan, 8.469%, 5/15/15	500	472,917
	Helix Energy Solutions Term Loan B,
	4.704% - 6.377%, 7/01/13	506	490,830
MEG Energy Corp. Delayed Draw Term Loan, 4.69% -
	4.73%, 3/23/13	499	470,661
	MEG Energy Corp. Term Loan B, 4.70%, 4/03/13	490	461,008

			2,833,950

Food & Staples Retailing - 2.0%	DS Waters LP Term Loan B, 4.631%, 11/15/12	495	460,338
	Dole Food Co., Inc. Letter of Credit,
	4.247%, 4/12/13	641	592,538
	Dole Food Co., Inc. Term Loan B,
	4.75% - 7.125%, 4/12/13	314	290,585
	Dole Food Co., Inc. Term Loan C,
	4.813% - 6.313%, 4/04/13	1,605	1,485,465
	Sturm Foods, Inc. First Lien Term Loan,
	5.813%, 1/30/14 (b)	495	385,275
	Sturm Foods, Inc. Second Lien Term Loan,
	8.938%, 6/30/14	500	280,000

			3,494,201

Health Care Equipment &	Biomet, Inc. Term Loan B, 5.696%, 3/25/14	1,490	1,446,742
Supplies - 1.7%	Biomet, Inc. Term Loan B, 5.696%, 12/28/14	1,000	970,972
	ReAble Therapeutics Finance LLC Term Loan,
	5.696%, 5/14/14	499	485,034

			2,902,748

Health Care Providers & Services -	Community Health Systems, Inc. Term Loan B,
2.6%	5.335%, 6/18/14	2,340	2,206,144
	DaVita, Inc. Term Loan B, 4% - 6.23%, 7/30/12	1,000	956,625

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	Health Management Associates, Inc. Term Loan B,
	4.446%, 1/15/14	$ 1,458	$ 1,351,781

			4,514,550

Hotels, Restaurants & Leisure -	Golden Nugget, Inc. Term Loan,
2.9%	4.39% - 4.46%, 5/30/14	318	290,341
	Harrah's Entertainment, Inc. Term Loan B2,
	5.906% - 6.244%, 1/29/15	1,700	1,587,110
	Harrah's Entertainment, Inc. Term Loan B3,
	6.244%, 1/29/15	141	131,965
	Harrah's Operating Term Loan B, 5.906%, 1/31/15	159	148,063
	Lake Las Vegas Resort Revolving Credit,
	15.46%, 12/14/12 (a)	60	15,046
	Lake Las Vegas Resort Term Loan B,
	15.31%, 12/14/12 (a)	455	113,710
	Las Vegas Sands LLC Delay Draw
	Term Loan, 4.17% 5/23/14	200	183,833
	Las Vegas Sands LLC Term Loan B, 4.45%, 5/04/14	794	729,819
	QCE LLC First Lien Term Loan, 4.938% - 7%, 5/05/13	461	393,313
Venetian Macau US Finance Co. LLC Delay Draw Term
	Loan, 7.08%, 5/25/12	500	482,500
	Venetian Macau US Finance Co. LLC Term Loan B,
	4.95%, 5/25/13	1,000	965,000

			5,040,700

Household Durables - 1.8%	American Residential Services Second Lien Term Loan,
	12%, 4/17/15	1,000	985,654
	Simmons Co. Tranche B Term Loan,
	4.875% - 7.375%, 12/19/11	1,686	1,500,585
	Yankee Candle Co., Inc. Term Loan B, 4.39%, 2/06/14	750	683,840

			3,170,079

IT Services - 3.6%	Activant Solutions Term Loan B,
	4.75% - 7.50%, 5/02/13	1,229	1,087,474
	Audio Visual Services Corp. Term Loan B,
	4.95%, 3/15/14	995	845,750
	Ceridian Corp. Term Loan, 5.59%, 11/07/14	1,750	1,531,250
	First Data Corp. Term Loan B, 7.58% - 7.634%, 9/24/14	998	924,615
	First Data Corp. Term Loan B2,
	5.349% - 5.446%, 9/24/14	1,499	1,389,748
	First Data Corp. Term Loan B3,
	5.446% - 7.58%, 9/24/14	496	460,331

			6,239,168

Independent Power Producers &	Calpine Corporation Term Loan, 11.07%, 3/12/10	43	41,932
Energy Traders - 1.6%	TXU Corp. Term Loan B-2,
	6.121% - 6.478%, 10/14/29	995	936,318
	TXU Corp. Term Loan B-3,
	6.234% - 6.478%, 10/10/14	1,990	1,870,103

			2,848,353

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Industrial Conglomerates - 0.3%	Sequa Corp. Term Loan B, 5.95%, 11/21/14	$ 499	$ 474,124

Insurance - 0.5%	Alliant Insurance Services Term Loan B,
	5.696%, 10/23/14	771	714,743
	USI Holdings Corp. Term Loan B, 5.45%, 5/15/14	223	205,844

			920,587

Leisure Equipment & Products -	24 Hour Fitness Term Loan B, 5.20% - 7.22%, 6/08/12	1,960	1,822,800
2.9%	Easton-Bell Sports, Inc. Term Loan B,
	4.64% - 4.65%, 3/27/12	2,000	1,807,500
	True Temper Sports, Inc. Term Loan B,
	6.111% - 6.124%, 3/15/11	1,537	1,440,887

			5,071,187

Machinery - 2.5%	Blount, Inc. US Term Loan B, 4.578%, 8/09/10	1,123	1,078,235
Navistar International Transportation Corp. Revolving
	Credit, 6.149% - 8.234%, 6/30/12	400	375,667
	Navistar International Transportation Corp. Term Loan,
	6.501%, 6/30/12	1,100	1,033,084
	OshKosh Truck Corp. Term Loan B, 6.90%, 11/30/13	1,975	1,885,301

			4,372,287

Media - 22.7%	Affinion Group, Inc. Term Loan, 11.678%, 3/01/12	300	250,500
	Alix Partners Term Loan B, 6.38%, 10/30/13	1,085	1,046,571
	Bresnan Telecommunications Term Loan B2,
	5.01% - 7.15%, 9/17/11	500	476,250
	Catalina Marketing Group Term Loan, 5.696%, 10/01/14	748	706,387
Cequel Communications LLC Second Lien Term Loan,
	7.739%, 5/04/14	997	855,340
	Cequel Communications LLC Term Loan B,
	4.685% - 6.646%, 11/05/13	1,500	1,395,375
	Charter Communications, Inc. Term Loan B,
	5.26%, 4/30/14	3,990	3,543,391
	Clarke American Corp. Term Loan B,
	5.196% - 5.198%, 3/12/13	993	828,241
	Education Media and Publishing First Lien Term
	Loan B, 9.141%, 11/14/14	1,318	1,206,136
	Education Media and Publishing Second Lien Term Loan,
	11.401% - 13.641%, 11/14/14	4,551	3,777,486
	GateHouse Media Operating, Inc. Term Loan B,
	4.65%, 9/15/14	1,000	697,500
	Gray Communications Systems, Inc. Term Loan B,
	6.21%, 9/18/14	998	894,840
	Hanley-Wood LLC Term Loan B, 4.959% - 6.755%,
	3/07/14	995	762,419
	Idearc, Inc. Term Loan B, 6.83%, 11/15/14	1,250	1,038,438
Insight Midwest Holdings LLC Delay Draw Term Loan,
	4.69%, 4/03/14	1,519	1,449,864

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Insight Midwest Holdings LLC Term Loan B,
	4.69%, 4/06/14	$ 506		$ 483,288
	Intelsat Ltd. Term Loan B, 4.894%, 6/27/13		948	913,308
	Intelsat Ltd. Term Loan B, 5.644%, 1/31/14		1,425	1,432,481
	Knology, Inc. Term Loan B, 4.934% - 6.953%, 3/15/12		496	456,550
	LodgeNet Entertainment Corp. Term Loan,
	4.70% - 6.83%, 4/04/14		993	892,009
Mediacom Broadband Group Tranche A Term Loan,
	3.91% - 4.70%, 3/31/10		1,515	1,439,250
	Mediacom Communications Term Loan D,
	4.35% - 4.62%, 1/31/15		1,000	915,357
	Mediacom LLC Term Loan C, 4.46% - 4.95%, 1/31/15		2,121	1,928,771
	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
	5.946% - 8.108%, 4/30/11		1,915	1,539,526
	Multicultural Radio Broadcasting Inc. Term Loan, 5.75%,
	12/15/12		355	323,050
	NEP Supershooters, LP Term Loan B, 4.946%, 2/13/14		742	671,340
	National Cinemedia LLC Term Loan B, 6.87%, 2/28/15		750	689,414
	NextMedia Group, Inc. Delay Draw Term Loan,
	6.529%, 11/15/12		440	399,439
	NextMedia Group, Inc. First Lien Term Loan,
	6.451%, 11/15/12		829	752,465
	PagesJaunes Group Term Loan C, 7.107%, 1/11/16	EUR	500	646,164
	PanAmSat Corp. Term Loan B, 5.644%, 1/03/14	$ 602		570,975
	PanAmSat Corp. Term Loan B2, 5.644%, 1/03/14		602	571,147
	PanAmSat Corp. Term Loan B2C, 5.184%, 1/03/14		602	571,147
Paxson Communications Corp. First Lien Term Loan,
	5.963%, 11/15/12		1,750	1,400,000
	Penton Media Term Loan, 5.149%, 2/15/13		495	398,475
	ProSiebenSat.1 Media AG Term Loan B, 6.77%, 6/30/15	EUR	500	539,892
	San Juan Cable Term Loan B, 9.47%, 3/15/13	$ 1,125		998,373
Spanish Broadcasting System, Inc. Tranche 2 First Lien
	Term Loan B, 4.45%, 6/10/12		2,431	1,957,018
Univision Communications, Inc. First Lien Term Loan,
	5.494%, 9/30/14		409	344,967
Univision Communications, Inc. First Lien Term Loan,
	5.494% - 5.521%, 9/30/14		91	76,345

				39,839,489

Multi-Utilities - 3.7%	Riverside Energy Center Term Loan, 7.149%, 6/24/11		4,010	4,010,494
	Rocky Mountain Energy Center LLC Credit Linked
	Deposit, 5.465%, 6/24/11		340	339,834
	Rocky Mountain Energy Center LLC Term Loan,
	7.494%, 6/24/11		2,172	2,172,019

				6,522,347

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Oil, Gas & Consumable Fuels -	Coffeyville Resources LLC Letter of Credit,
0.8%	2.598%, 12/21/13	$ 162		$ 156,486
	Coffeyville Resources LLC Term Loan B,
	5.448% - 6.75%, 12/21/13		526	507,808
	Western Refining Co. LP Term Loan B, 4.649%, 3/15/14		922	815,622

				1,479,916

Paper & Forest Products - 2.9%	Boise Cascade Holdings LLC Second Lien Term Loan,
	7.50%, 2/05/15		750	750,670
	Georgia-Pacific Corp. First Lien Term Loan B,
	4.74% - 7.11%, 2/14/13		1,580	1,493,759
	Georgia-Pacific Corp. Term Loan B,
	4.74% - 6.896%, 12/20/12		493	466,492
	NewPage Corp. Tem Loan B, 6.313%, 12/07/14		1,247	1,242,043
	Verso Paper Holdings LLC Term Loan B,
	9.078%, 2/01/13		1,158	1,090,526

				5,043,490

Pharmaceuticals - 0.9%	Pharmaceutical Technologies & Services (PTS) Term
	Loan, 6.148%, 4/15/14	EUR	499	677,234
Pharmaceutical Technologies & Services (PTS) Term
	Loan, 7.08%, 4/15/14	$ 992		882,084

				1,559,318

Real Estate Management &	Mattamy Group Term Loan B, 4.938%, 4/11/13		490	425,075
Development - 0.8%	Realogy Corp. Letter of Credit, 4.763%, 9/22/14		1,233	1,048,140

				1,473,215

Retail - 1.3%	Neiman Marcus Group, Inc. Term Loan,
	4.758% - 6.90%, 4/06/13		2,323	2,219,421

Road & Rail - 0.6%	Rail America, Inc. Term Loan, 5.32%, 10/15/08		1,000	970,000

Specialty Retail - 0.9%	ADESA, Inc. Term Loan B, 4.95%, 10/30/13		992	919,799
	Burlington Coat Factory Warehouse Corp.
	Term Loan B, 4.90%, 4/15/13		294	248,262
	Claire's Stores Term Loan B, 5.446% - 5.613%, 5/24/14		495	393,685

				1,561,746

Textiles, Apparel & Luxury Goods	David's Bridal, Inc. Term Loan B, 6.58%, 1/30/14		495	431,888
0.5%	Renfro Corp. Term Loan B, 5.79% - 5.99%, 9/30/13		493	394,741

				826,629

Trading Companies & Distributors - Keystone Automotive Operations, Inc. Term
1.1%	Loan B, 6.10% - 7.75%, 1/15/12		958	761,753
	United Rentals, Inc. Term Loan, 4.83%, 2/14/11		1,088	1,078,235
United Rentals, Inc. Tranche B Credit Linked Deposit,
	2.603%, 2/14/11		91	90,462

				1,930,450

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Wireless Telecommunication	Crown Castle Operating Co. Term Loan,
Services - 0.4%	4.196%, 3/15/14	$ 495	$ 469,101
	IPC Systems First Lien Term Loan, 4.946%, 5/25/14	496	380,459

			849,560

	Total Floating Rate Loan Interests - 88.6%		155,174,231

	Corporate Bonds

Auto Components - 0.3%	The Goodyear Tire & Rubber Co., 6.678%, 12/01/09 (c)	500	500,625

Building Products - 2.4%	CPG International I, Inc., 11.468%, 7/01/12 (c)	3,000	2,490,000
	Masonite International Corp., 11%, 4/06/15	2,500	1,675,000

			4,165,000

Capital Markets - 2.4%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)	3,000	3,270,000
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)(i)	663	596,700
	Marsico Parent Holdco, LLC,
	12.50%, 7/15/16 (b)(d)(i)	237	212,883
	Marsico Parent Superholdco, LLC,
	14.50%, 1/15/18 (b)(d)(i)	160	141,075

			4,220,658

Chemicals - 3.6%	GEO Specialty Chemicals, Inc., 13.85%, 12/31/09 (e)	1,079	807,901
	GEO Specialty Chemicals Inc.,
	7.50%, 3/31/15 (b)(d)(e)	635	475,446
	Hexion U.S. Finance Corp., 7.176%, 11/15/14 (c)	3,000	2,850,000
	MacDermid, Inc., 9.50%, 4/15/17 (d)	2,000	1,940,000
	NOVA Chemicals Corp., 5.953%, 11/15/13 (c)	255	219,300

			6,292,647

Commercial Services & Supplies -	ARAMARK Corp., 6.373%, 2/01/15 (c)	2,000	1,920,000
1.1%

Communications Equipment - 1.3%	Nortel Networks Ltd., 6.963%, 7/15/11 (c)	2,500	2,350,000

Computers & Peripherals - 1.0%	Quantum Corp., 4.375%, 8/01/10 (e)	2,000	1,677,500

Construction Materials - 1.0%	Nortek Holdings, Inc., 10%, 12/01/13 (d)	1,710	1,699,313

Containers & Packaging - 3.4%	Berry Plastics Holding Corp., 6.675%, 9/15/14 (c)	850	718,250
	Clondalkin Acquisition BV, 4.80%, 12/15/13 (c)(d)	5,000	4,400,000
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (d)	1,240	818,400

			5,936,650

Diversified Financial Services -	Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (c)	500	491,864
0.3%

Diversified Telecommunication	Qwest Corp., 6.05%, 6/15/13 (c)	800	776,000
Services - 0.5%

Electronic Equipment &	NXP BV, 5.463%, 10/15/13 (c)	1,590	1,454,850
Instruments - 0.8%

Energy Equipment & Services -	Ocean RIG ASA, 6.70%, 4/04/11 (c)	2,000	2,000,000
1.1%

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9%, 4/01/12 (d)	$ 250	$ 160,000

Health Care Equipment &	ReAble Therapeutics Finance LLC,
Supplies - 2.3%	10.875%, 11/15/14 (d)	4,000	4,000,000

Health Care Providers & Services -	Universal Hospital Services, Inc., 6.303%, 6/01/15 (c)	230	217,925
0.1%

Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 7.125%, 2/15/13	4,000	3,660,000
5.0%	Harrah's Operating Co., Inc., 5.906% - 6.234%,
	2/01/16 (d)	1,376	1,193,680
	Harrah's Operating Co., Inc., 6.235%, 2/01/18 (b)(d)	221	166,562
	Landry's Restaurants, Inc., 9.50%, 12/15/14	1,500	1,477,500
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (d)	1,565	1,463,275
	Travelport LLC, 7.307%, 9/01/14 (c)	950	807,500

			8,768,517

Household Durables - 0.0%	The Yankee Candle Co., Inc., 9.75%, 2/15/17	100	78,000

Independent Power Producers &	Texas Competitive Electric Holdings Co. LLC,
Energy Traders - 0.3%	6.478%, 11/01/15 (d)	590	602,538

Media - 2.5%	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10	1,825	1,815,875
	Nielsen Finance LLC, 10%, 8/01/14 (d)	1,150	1,185,938
	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)	1,000	910,000
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (d)	748	501,160

			4,412,973

Metals & Mining - 2.4%	FMG Finance Property Ltd., 6.682%, 9/01/11 (c)(d)	180	180,000
	Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (c)	3,180	3,179,682
	Ryerson, Inc., 10.248%, 11/01/14 (c)(d)	840	774,900

			4,134,582

Oil, Gas & Consumable Fuels -	SandRidge Energy, Inc., 6.323%, 4/01/14 (c)(d)	1,000	980,000
0.6%

Paper & Forest Products - 3.0%	Abitibi-Consolidated, Inc., 6.30%, 6/15/11 (c)	2,000	900,000
	Bowater, Inc., 5.776%, 3/15/10 (c)	2,000	1,580,000
	Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (c)	3,000	2,790,000

			5,270,000

Pharmaceuticals - 0.2%	Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (c)	500	432,500

Real Estate Management &	Realogy Corp., 11%, 4/15/14 (b)	1,625	1,056,250
Development - 0.6%

Road & Rail - 0.1%	Swift Transportation Co., Inc.,
	10.426%, 5/15/15 (c)(d)	675	222,750

Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd.,
Equipment - 1.0%	8.182%, 6/01/13 (c)	600	599,250
	Spansion, Inc., 5.807%, 6/01/13 (c)(d)	1,690	1,233,700

			1,832,950

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Specialty Retail - 0.8%	AutoNation, Inc., 4.713%, 4/15/13 (c)	$ 250	$ 220,937
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (b)	350	304,341
	Michaels Stores, Inc., 11.375%, 11/01/16	940	808,400

			1,333,678

Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	1,030	993,950
Services - 1.2%	Digicel Group Ltd., 9.125%, 1/15/15 (b)(d)	1,249	1,047,787

			2,041,737

	Total Corporate Bonds - 39.4%		69,029,507

	Common Stocks (f)	Shares

Capital Markets - 0.3%	E*Trade Financial Corp. (d)	145,213	595,373

Chemicals - 0.0%	GEO Specialty Chemicals, Inc.	10,732	4,120

Electrical Equipment - 0.1%	Medis Technologies Ltd.	13,053	80,798

Semiconductors & Semiconductor	Cypress Semiconductor Corp.	19,444	542,099
Equipment - 0.3%

	Total Common Stocks - 0.7%		1,222,390

	Preferred Stocks

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (d)	44	38,720

	Total Preferred Stocks -0.0%		38,720

	Total Long Term Securities
	(Cost - $246,338,709) - 128.7%		225,464,848

		Beneficial
		Interest
	Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.63% (g)(h)	$ 2,276	2,275,737

	Total Short-Term Securities
	(Cost - $2,275,737) - 1.3%		2,275,737

	Options Purchased	Contracts

Call Options	Marsico Parent Superholdco LLC, expiring
	December 2009 at USD 942.86,
	Broker Goldman Sachs & Co.	11	18,975

	Total Options Purchased
	(Premiums Paid - $10,756) - 0.0%		18,975

	Total Investments Before Options Written
	(Cost - $248,625,202*) - 130.0%		227,759,560

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments May 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

		Options Written	Contracts+	Value

Call	Options	Pay a fixed rate of 0.93% and receive a floating rate based on
		3-month USD LIBOR, expiring July 2008, Broker Credit Suisse
		International (j)	2	$ (12,032)

Put	Options	Receive a fixed rate of 0.93% and pay a floating rate based
		on 3-month USD LIBOR, expiring July 2008, Broker Credit
		Suisse International (j)	2	(77,586)

		Total Options Written
		(Premiums Received - $120,000) - (0.1%)		(89,618)

		Total Investments, Net of Options Written
		(Cost - $248,505,202)	- 129.9%	227,669,942
		Liabilities in Excess of Other Assets - (29.9%)		(52,445,937)

		Net Assets - 100.0%		$ 175,224,005

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 248,627,316

	Gross unrealized appreciation	$ 2,285,262
	Gross unrealized depreciation	(23,153,018)

	Net unrealized depreciation	$ (20,867,756)

+	One contract represents a notional amount of $1,000,000.

(a)	Issuer filed for bankruptcy or is in default of interest payments.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.

(e)	Convertible security.

(f)	Non-income producing security.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash
Sweep Series	$ 2,276	$ 23,793

(h)	Represents the current yield as of report date.

(i)	Illiquid security.

(j)	This is a European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter the predetermined interest rate contract upon exercise of swaption.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub- classifications for reporting ease.

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments May 31, 2008 (Unaudited)

•	Swaps outstanding as of May 31, 2008 were as follows:

					Notional
					Amount	Unrealized
					(000)	Depreciation

	Sold credit default protection on Ford Motor Company and receive 3.80%
	Broker, UBS Warburg
	Expires March 2010				$ 5,000	$ (480,855)

	Bought credit default protection on Dow Jones CDX North America High Yield
	Index Series 10 and pay 5%
	Broker, Morgan Stanley Capital Services, Inc.
	Expires June 2013				$ 700	(3,009)

	Bought credit default protection on Dow Jones CDX North America High Yield
	Index Series 10 and receive 5%
	Broker, Morgan Stanley Capital Services, Inc.
	Expires June 2013				$ 2,000	(39,849)

	Total					($523,713)

•	Forward foreign currency contracts as of May 31, 2008 were as follows:

					Unrealized
	Currency	Currency		Settlement	Appreciation
	Purchased	Sold		Date	(Depreciation)

	$3,636,583	EUR	2,311,000	7/23/08	$ 50,823
	$1,170,630	GBP	600,000	7/23/08	$ (12,878)

	Total Unrealized Appreciation on Forward Foreign Currency
	Contracts - Net				$ 37,945

  Currency Abbreviations: EUR Euro GBP British Pound

  Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 1,218,270	$ 37,944
Level 2	225,536,661	(594,355)
Level 3	985,654	-

Total	$ 227,740,585	$ (556,411)

* Other financial instruments are swaps, futures and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance, as of February 29, 2008	$ 985,146
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	508
Net purchases (sales)	-
Net transfers in/out of Level 3	-

Balance, as of March 31, 2008	$ 985,654

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 18, 2008